Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Abstract]
Money market funds, cost	$ 2,921
Gain from changes in fair value	9
Total short-term investments	$ 2,930